UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	1110 West Lake Cook Road, Suite 372
		Buffalo Grove, Illinois 60089

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	President
Phone:	(847) 537-7400

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Buffalo Grove, IL	November 9, 2004
-----------------------	------------------	-----------------
	[Signature]	[City, State]				[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		73
						----

Form 13F Information Table Value Total:		$543,623
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

Column 1		   Column 2 Column 3	Column 4 Column 5		Column 6	Column 7 Column 8
-----------------------	   -------- ---------	-------- -------------------	----------	-------- ------------------
						Value	 Shares/  SH/	Put/	Investment	Other	 Voting Authority
Name of Issuer		   Class    CUSIP	(x$1000) Prn Amt  Prn	Call	Discretion	Managers Sole   Shared  None
--------------		   -----    -----	-------- -------  ---	----	----------	-------- ----   ------  ----
3COM CORP		   COM	    885535104	12708	 3047500  SH		Sole			 2582700	464800
AETNA US HEALTHCARE INC    COM	    00817Y108	21731	 174200   SH		Sole			 162900		11300
AMER ITALIAN PASTA  CO	   COM	    027070101	277	 11900	  SH		Sole			 11900
AMERICAN PWR CONVSN CORP   COM	    029066107	593	 27700	  SH		Sole			 27700
APPLIED MATLS INC COM	   COM	    038222105	257	 15000	  SH		Sole		  	 15000
AVNET INC	           COM	    053807103	591	 32410	  SH		Sole			 32410
BANK OF NEW YORK INC	   COM	    064057102	20754	 621000	  SH		Sole			 546000		75000
BEARINGPOINT INC	   COM	    074002106	456	 56800	  SH		Sole			 56800
BIG LOTS INC (OHIO)	   COM	    089302103	540	 44500	  SH		Sole			 44500
BLOCK H & R INC		   COM	    093671105	23387	 477293	  SH		Sole			 419303		57990
BRIGGS & STRATTON CORP	   COM	    109043109	495	 11900	  SH		Sole			 11900
BRISTOL MYERS SQUIBB	   COM	    110122108	377	 14700	  SH		Sole			 14700
CAPITAL ONE FINANCIAL CORP COM	    14040H105	22684	 269370	  SH		Sole			 237870		31500
CARDINAL HEALTH INC	   COM	    14149y108	14500	 249350	  SH		Sole			 226750		22600
CARMAX INC		   COM	    143130102	314	 10100	  SH		Sole			 10100
CENDANT CORP		   COM	    151313103	25692	 1098867  SH		Sole			 970667		128200
CHECKPOINT SYSTEMS	   COM	    162825103	253	 14000	  SH		Sole			 14000
CHUBB CORP		   COM	    171232101	23196	 301634	  SH		Sole			 265034		36600
CITIGROUP INC		   COM	    172967101	20231	 419900	  SH		Sole			 366100		53800
COMCAST CORP NEW CL A	   COM	    20030N101	27707	 832540	  SH		Sole			 740100		92440
COMCAST CORP NEW CL A SPL  COM	    20030N200	289	 8798	  SH		Sole			 2498		6300
CONOCOPHILLIPS		   COM	    20825C104	1520	 17500	  SH		Sole			 5500		12000
CORINTHIAN COLLEGES INC	   COM	    218868107	465	 24700	  SH		Sole			 24700
CUMULUS MEDIA INC	   COM	    231082108	369	 24500	  SH		Sole			 24500
CVS CORP DEL		   COM	    126650100	20634	 457824	  SH		Sole			 403534		54290
D R HORTON INC		   COM	    23331A109	464	 11500	  SH		Sole			 11500
DEL MONTE FOODS CO	   COM	    24522P103	17262	 1566400  SH		Sole			 1359300	207100
DOUBLECLICK INC		   COM	    258609304	310	 39900	  SH		Sole			 39900
EASTMAN KODAK CO	   COM	    277461109	1480	 45900	  SH		Sole			 14400		31500
FEDERAL NATL MTG ASSN	   COM	    313586109	27229	 382382	  SH		Sole			 340002		42380
FOOT LOCKER INC		   COM	    344849104	563	 20900	  SH		Sole			 20900
FREDDIE MAC		   COM	    313400301	17331	 235150	  SH		Sole			 203850		31300
GENERAL ELECTRIC CO	   COM	    369604103	339	 9300	  SH		Sole			 9300
GENZYME CORP 	  	   COM	    372917104	545	 9378	  SH		Sole			 9378
GTECH HOLDINGS CORP	   COM	    400518106	14759	 568750	  SH		Sole			 484450		84300
HCA INC			   COM	    404119109	20816	 520909	  SH		Sole			 489809		31100
HEWLETT PACKARD CO COM	   COM	    428236103	1531	 73000	  SH		Sole			 22900		50100
IAC/INTERACTIVECORP	   COM	    44919P102	19916	 721070	  SH		Sole			 635470		85600
INT SILICON  SOLUTION INC  COM	    45812p107	256	 31200	  SH		Sole			 31200
INTERPUBLIC GROUP COS      COM	    460690100	1609	 120100	  SH		Sole			 37700		82400
ISHARES RUSSELL 1000 VALUE COM	    464287598	299	 4500	  SH		Sole			 4500
LABORATORY AMER HLDGS      COM	    50540R409	4128	 82850	  SH		Sole			 81750		1100
LEAR CORP	   	   COM	    521865105	397	 6500	  SH		Sole			 6500
LIBERTY MEDIA CORP  	   COM	    530718105	24039	 2189301  SH		Sole			 1922659	266642
MAXTOR CORP NEW		   COM	    577729205	334	 63000	  SH		Sole			 63000
MENTOR GRAPHICS		   COM	    587200106	255	 16700	  SH		Sole			 16700
MERCK & CO INC		   COM	    589331107	265	 8235	  SH		Sole			 8235
MGIC INVST CORP 	   COM	    552848103	16086	 233433	  SH		Sole			 205833		27600
MICROSOFT CORP		   COM	    594918104	270	 10100	  SH		Sole			 10100
OMNICARE INC COM	   COM	    681904108	20994	 606422	  SH		Sole			 558922		47500
PAPA JOHNS INTL INC	   COM	    698813102	382	 11100	  SH		Sole			 11100
PATTERSON UTI ENERGYINC	   COM	    703481101	371	 19100	  SH		Sole			 19100
PFIZER INC		   COM	    717081103	14336	 533150	  SH		Sole			 490450		42700
PLANTRONICS INC NEW	   COM	    727493108	460	 11100	  SH		Sole			 11100
QUALCOMM INC		   COM	    747525103	611	 14422	  SH		Sole			 14422
READERS DIGEST ASSN INC    COM	    755267101	306	 22000	  SH		Sole			 22000
REEBOK INTL LTD		   COM	    758110100	414	 9400	  SH		Sole			 9400
RENT A CENTER INC	   COM	    76009n100	591	 22300	  SH		Sole			 22300
TJX COMPANIES INC	   COM	    872540109	2156	 85800	  SH		Sole			 43000		42800
TOMMY HILFIGER CORP	   COM	    G8915z102	380	 33700	  SH		Sole			 33700
TRIAD HOSPS INC		   COM	    89579K109	3564	 95780	  SH		Sole			 94180		1600
TRIARC CO INC	 	   COM	    895927101	250	 19204	  SH		Sole			 19204
TRIARC COS INC     	   COM	    895927309	282	 23000	  SH		Sole			 23000
TYCO INTL LTD NEW   	   COM	    902124106	21738	 608236	  SH		Sole			 535192		73044
UTSTARCOM INC 		   COM	    918076100	867	 39150	  SH		Sole			 39150
VERISIGN INC		   COM	    92343E102	764	 22741	  SH		Sole			 22741
WASHINGTON MUTUAL INC	   COM	    939322103	24261	 573812	  SH		Sole			 505112		68700
WASTE MANAGEMENT INC	   COM	    94106l109	22985	 767700	  SH		Sole			 674200		93500
WEBMD CORP		   COM	    94769m105	253	 31000	  SH		Sole			 31000
WESTCORP INC (CALIF)	   COM	    957907108	312	 6800	  SH		Sole			 6800
WILSON GREAT TECH INC	   COM	    972232102	386	 17200	  SH		Sole			 17200
XL CAPITAL CORP		   COM	    G98255105	16140	 207850	  SH		Sole			 179550		28300
YORK INTL CORP 		   COM	    986670107	321	 9300	  SH		Sole			 9300	        23000